Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 20 – Subsequent Events

The Company has evaluated subsequent events that occurred after December 31, 2024 up through the date of the Company issued audited consolidated financial statements in accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued.

On January 6, 2025, the Company completed the closing of the Private Offering pursuant to which the Company totally sold 10,000 units, each such unit consisting of 1 share of Ordinary Share, at $1.00 per share, for gross proceeds of $10,000. On February 12, 2025, the Company completed the closing of the Private Offering pursuant to which the Company totally sold 111,111 units, each such unit consisting of 1 share of Ordinary Share, at $1.00 per share, for gross proceeds of $111,111.

Other than the private offerings described above, there were no other subsequent events that required recognition or disclosure.